Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Detail) (Vitol Group [Member], Customer Concentration Risk [Member], Revenues [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of total revenue	76.60%	76.20%	72.00%
Minimum [Member]
Concentration Risk [Line Items]
Percentage of total revenue	10.00%